Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Property, Plant and Equipment

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Office equipment	Total	Total
	HK$	HK$	HK$	US$
At January 1, 2023	7,347,439	363,381	7,710,820	992,677
Depreciation	(3,161,760)	(256,505)	(3,418,265)	(440,062)
At December 31, 2023	4,185,679	106,876	4,292,555	552,615
Additions	—	1,389,009	1,389,009	178,819
Depreciation	(3,141,760)	(245,777)	(3,387,537)	(436,105)
At December 31, 2024	1,043,919	1,250,108	2,294,027	295,329

Schedule of Carrying Amount of Lease Liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the consolidated financial statements, and the maturity analysis of lease liabilities is disclosed in Note 20. The incremental borrowing rate used to measure the lease liabilities at the lease commencement date is 5.88% (2023: 5.88%).

	As of December 31,
	2023	2024
	HK$	HK$	US$
Current	3,361,230	1,376,122	177,159
Non-current	1,122,591	1,014,182	130,564
	4,483,821	2,390,304	307,723

Schedule of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Depreciation of right-of-use assets	3,537,962	3,418,265	3,387,537	436,106
Interest expense on lease liabilities (Note 16)	536,169	370,848	211,258	27,196
	4,074,131	3,789,113	3,598,795	463,302